Commitments for Expenditure	12 Months Ended
Dec. 31, 2020
Commitments for Expenditure [Abstract]
Commitments for Expenditure
49.	Commitments for Expenditure

(1)	The commitments for acquisition of property, plant and equipment as of December 31, 2019 and 2020 are as follows:

		2019		2020
Contracts		Commitment amounts	Remaining liability balances	Commitment amounts	Remaining liability balances
		In millions of won
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)	￦	56,408	24,721	56,574	16,038
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shin-Tangjung)		45,390	32,876	45,390	32,876
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S		36,143	36,143	36,143	29,898
Purchase of GIS (362kV, 6300A, 63kA) 26CB – Hwasung S/S		40,010	15,300	40,010	8,328
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S		37,744	9,700	37,744	2,244
Purchase of cable (FR CNCO-W, 1C, 325SQ) 1,400,000M		59,716	37,249	59,716	37,249
Purchase of switch (Eco) 9,360 units		40,631	24,031	40,631	24,031
Purchase of cable (TR CNCE-W/AL, 1C, 400SQ) 2,654,400M		36,063	6,243	35,708	—
Purchase of cable (TR CNCE-W,1C,600SQ) 551,200M		—	—	37,288	23,100
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,464,000M		—	—	82,622	51,130
Purchase of cable (FR CNCO-W,1C,325SQ) 1,092,000M		—	—	42,068	35,358
Concrete pole (10M, general purpose, 350KGF) 102,435 ea and five other equipments	￦	—	—	91,889	80,904
Construction of Shin-Kori units (#5,6)		8,625,387	4,479,956	8,625,387	3,256,117
Construction of Shin-Hanul units (#1,2)		8,306,149	—	9,443,635	160,512
Other 20 contracts		352,710	122,890	107,586	58,466
Service of designing Seoul Combined units (#1,2)		30,778	2,119	31,841	984
Purchase of main machine for construction of Seoul Combined units (#1,2)		331,249	15,918	331,249	—
Construction of Seoul Combined units (#1,2)		387,722	31,150	409,597	—
Service of designing Shin-Boryeong units (#1,2)		120,668	888	121,163	521
Purchase of main machine for construction of Shin-Boryeong units (#1,2)		816,317	4,955	816,317	—
Purchase of furnace for construction of Shin-Seocheon thermal power plant		305,209	43,388	305,209	29,042
Purchase of turbine generator for construction of Shin-Seocheon thermal power plant		105,226	10,736	105,226	8,279
Electricity construction of Shin-Seocheon thermal power plant		231,196	87,874	282,234	13,524
Purchase of main machine for Jeju LNG combined		166,287	12,088	166,287	11,182
Service of designing Taean units (#9,10)		112,483	12,862	112,813	12,933
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant		104,600	104,600	104,600	41,840
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant		—	—	210,900	147,630
Purchase of coal handling machine for construction of Samcheok units (#1,2)		282,927	42,785	285,158	22,751
Purchase of furnace main equipment for construction of Samcheok units (#1,2)		1,066,824	11,771	1,065,141	11,609
Purchase of turbine main equipment for Samcheok units (#1,2)		223,550	132	211,349	125
Purchase of main equipment for Namjeju		138,486	84,982	140,144	112

(2)	As of December 31, 2020, details of contracts for inventory purchase commitment are as follows:

The Company imports all of its uranium ore concentrates from sources outside Korea (including the United States, United Kingdom, Kazakhstan, France, Russia, South Africa, Canada and Australia) which are paid for with currencies other than Won, primarily in U.S. dollars. In order to ensure stable supply, the Company entered into long-term and medium-term contracts with various suppliers, and supplements such supplies with purchases of fuels on spot markets. The long-term and medium-term contract periods vary among contractors and the stages of fuel manufacturing process. Contract prices for processing of uranium are generally based on market prices. Contract periods for ore concentrates, conversion, enrichment and design and fabrication are as follows:

Type	Periods	Contracted quantity
Concentrate	2020 ~ 2030	32,435 Ton U3O8
Transformed	2020 ~ 2030	18,088 Ton U
Enrichment	2020 ~ 2030	17,667 Ton SWU

In addition, the contracted quantity of the molded uranium between Korea Hydro & Nuclear Power Co., Ltd. and KEPCO Nuclear Fuel Co., Ltd., which are subsidiaries of the Company, is 1,572 Ton U (contract period : 2009~2024).